Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of other payables, related parties
Name of related parties	Relationship	Nature of transactions	June 30, 2017	June 30, 2016

Yulong Zhu	Founder	Loan for operating cash flows	$1,047,631	$1,488,794
Henan Yuliang Hotel Co., Ltd.	Owned by founder	Loan for operating cash flows	-	15,050
Lei Zhu	Relative of founder	Loan for operating cash flows	452,120	461,393
Total other payables-due to related parties			$1,499,751	$1,965,237

Schedule of amount due from related parties
Name of related parties	Relationship	Nature of transactions	June 30, 2017	June 30, 2016

Hu Zhu	Relative of founder	Other receivables from miscellaneous transactions	$886	$-

Total due from related parties			$886	$-

Other payables-related parties, net			$1,498,865	$1,965,237